Loans from Related Parties (Details) - USD ($) $ in Thousands	Jun. 28, 2022	Dec. 31, 2024	Dec. 31, 2022
Loans from Related Parties [Abstract]
Interest rate		17.00%
Debt amount	$ 908
Related parties waive			$ 93
Total amount waived			$ 1,001